Financing Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Statement [LineItems]
Pledged Assets for Financing Liabilities
Pledged assets for financing liabilities as of March 31, 2025 and 2026 are as follows:

	Yen (millions)
	2025	2026
Trade receivables	¥27,365	¥28,370
Receivables from financial services	1,980,042	2,631,644
Inventories	1,772	1,017
Equipment on operating leases	92,822	99,137
Property, plant and equipment	2,779	2,773

Total	¥2,104,780	¥2,762,941

The Changes in Liabilities Arising from Financing Activities
The changes in liabilities arising from financing activities for the years ended March 31, 2024, 2025 and 2026 are as follows:
For the year ended March 31, 2024

	Yen (millions)
	Balance as of April 1, 2023	Cash flows from financing activities	Cash flows from operating activities	Non-cash changes				Balance as of March 31, 2024
				Acquisitions	Changes in foreign currency exchange rates	Changes in fair value	Other
Short-term financing liabilities	¥1,365,775	¥(24,382)	¥—	¥—	¥177,888	¥—	¥(2,434)	¥1,516,847
Long-term financing liabilities	6,299,393	1,593,898	—	—	751,082	—	2,337	8,646,710
Lease liabilities	315,958	(80,513)	—	92,612	9,509	—	(5,160)	332,406
Derivative financial liabilities (assets) *	65,276	4,983	(36,665)	—	11,112	(32,957)	—	11,749

Total	¥8,046,402	¥1,493,986	¥(36,665)	¥92,612	¥949,591	¥(32,957)	¥(5,257)	¥10,507,712

For the year ended March 31, 2025

	Yen (millions)
	Balance as of April 1, 2024	Cash flows from financing activities	Cash flows from operating activities	Non-cash changes				Balance as of March 31, 2025
				Acquisitions	Changes in foreign currency exchange rates	Changes in fair value	Other
Short-term financing liabilities	¥1,516,847	¥340,693	¥—	¥—	¥(30,130)	¥—	¥2,494	¥1,829,904
Long-term financing liabilities	8,646,710	1,119,418	—	—	(149,634)	—	4,869	9,621,363
Lease liabilities	332,406	(78,137)	—	76,919	(1,427)	—	(6,838)	322,923
Derivative financial liabilities (assets) *	11,749	31,488	(35,007)	—	(621)	2,532	—	10,141

Total	¥10,507,712	¥1,413,462	¥(35,007)	¥76,919	¥(181,812)	¥2,532	¥525	¥11,784,331

For the year ended March 31, 2026

	Yen (millions)
	Balance as of April 1, 2025	Cash flows from financing activities	Cash flows from operating activities	Non-cash changes				Balance as of March 31, 2026
				Acquisitions	Changes in foreign currency exchange rates	Changes in fair value	Other
Short-term financing liabilities	¥1,829,904	¥(685,405)	¥—	¥—	¥90,254	¥—	¥(3,189)	¥1,231,564
Long-term financing liabilities	9,621,363	1,757,609	—	—	860,734	—	8,593	12,248,299
Lease liabilities	322,923	(80,222)	—	82,789	6,512	—	(5,058)	326,944
Derivative financial liabilities (assets) *	10,141	3,960	(33,225)	—	(567)	(136,758)	—	(156,449)

Total	¥11,784,331	¥995,942	¥(33,225)	¥82,789	¥956,933	¥(136,758)	¥346	¥13,650,358

Explanatory note:

*
Derivative financial liabilities (assets) are held by the Company and its finance subsidiaries to hedge foreign currency risk for principals and interests payment of long-term financing liabilities. The cash flows related to repayments of principals are included in cash flows from financing activities, while the cash flows related to interest paid are included in cash flows from operating activities.

Current borrowings [member]
Statement [LineItems]
Summary of Financing Liabilities
Financing liabilities presented in current liabilities as of March 31, 2025 and 2026 consist of the following:

	Yen (millions)
	2025	2026
Current:
Commercial paper	¥1,114,208	¥657,136
Loans	475,728	389,253
Medium-term notes	164,457	95,920
Asset-backed securities	75,511	89,255

Subtotal	¥1,829,904	¥1,231,564

Reclassification from non-current liabilities (Current portion)	¥2,667,843	¥3,773,148

Total	¥4,497,747	¥5,004,712

Interest Rates for Financing Liabilities
The weighted average interest rates for financing liabilities presented in current liabilities (excluding reclassification from non-current
liabilities) as of March 31, 2025 and 2026 are as follows:

	2025	2026
Weighted average interest rate	4.15%	3.38%

Non-current liabilities [member]
Statement [LineItems]
Summary of Financing Liabilities
Financing liabilities presented in
non-current
liabilities as of March 31, 2025 and 2026 consist of the following:

	Yen (millions)
	2025	2026
Non-current:
Loans	¥984,333	¥1,321,417
Medium-term notes	5,900,016	7,026,249
Corporate bonds	866,042	1,439,571
Asset-backed securities	1,870,972	2,461,062

Subtotal	¥9,621,363	¥12,248,299

Reclassification to current liabilities (Current portion)	¥(2,667,843)	¥(3,773,148)

Total	¥6,953,520	¥8,475,151

Interest Rates for Financing Liabilities
The interest rate range and payment due date for financing liabilities presented in non-current
liabilities (including reclassification to current liabilities) as of March 31, 2025 and 2026 are as follows:

	2025	2026
Loans	Interest rate: 0.14% - 13.30% Due: 2025 - 2046	Interest rate: 0.14% - 11.82% Due: 2026 - 2046
Medium-term notes	Interest rate: 0.30% - 5.85% Due: 2025 - 2035	Interest rate: 0.30% - 5.85 % Due: 2026 - 2036
Corporate bonds	Interest rate: 0.09% - 2.97% Due: 2025 - 2032	Interest rate: 0.09% - 5.34% Due: 2026 - 2036
Asset-backed securities	Interest rate: 0.11% - 5.87% Due: 2025 - 2029	Interest rate: 0.36% - 5.67% Due: 2026 - 2030